Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net
NOTE 4 - ACCOUNTS RECEIVABLE, NET

                Accounts receivable consist of the following:

	December 31, 2014	December 31, 2013
Accounts receivable	$ 13,327	$ 16,911
Less: Provision for doubtful receivables	(49)	(613)
Accounts receivable, net	$ 13,278	$ 16,298

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2014	$ (613)	$ -	$ 564	$ (49)
Year ended December 31, 2013	$ (458)	$ (155)	$ -	$ (613)
Year ended December 31, 2012	$ (49)	$ (409)	$ -	$ (458)